Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Long-Term Debt

	June 30, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due through 2022	598,750	629,667
Norwegian Kroner Bonds due through 2019	122,739	121,889
U.S. Dollar-denominated Term Loans due through 2021	76,821	85,574
U.S. Dollar-denominated Term Loans due through 2030	1,508,122	1,623,440
U.S. Dollar Non-Public Bonds due through 2024	158,196	162,659
U.S. Dollar Bonds due through 2022	550,000	550,000
Total principal	3,014,628	3,173,229
Less debt issuance costs and other	(48,420)	(49,501)
Total debt	2,966,208	3,123,728
Less current portion	(473,691)	(589,767)
Long-term portion	2,492,517	2,533,961